Options (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Weighted average exercise price
Exercisable at the end of period	$ 0.01	$ 0.01
Stock Option [Member]
Number of Options
Outstanding, beginning of period	196,000,000	186,250,000	186,250,000	10,250,000
Granted		10,000,000	10,000,000	176,000,000
Exercised
Forfeited/Expired	(250,000)		(250,000)
Outstanding, end of period	196,000,000	196,250,000	196,000,000	186,250,000
Exercisable at the end of period	174,332,250	108,916,667
Weighted average exercise price
Outstanding, beginning of period	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Granted	0.01	0.01	0.01	0.01
Exercised
Forfeited/Expired
Outstanding, end of year	$ 0.01	$ 0.01	0.01	0.01
Exercisable at the end of period			$ 0.01	$ 0.01